Stock Based Compensation	9 Months Ended
Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 2. Stock Based Compensation

Accounting Policies- Cornerstone, as required by FASB, applies the fair value recognition provisions of ASC 718, Compensation –Stock Compensation .  As a result, for the nine month period ended September 30, 2011, the compensation cost charged to earnings related to the vested incentive stock options was approximately $60,000, which had no material impact on earnings per share.

Officer and Employee Plans -Cornerstone has two stock option plans under which officers and employees can be granted incentive stock options or non-qualified stock options to purchase a total of up to 1,420,000 shares of Cornerstone’s common stock.  The exercise price for incentive stock options must be not less than 100 percent of the fair market value of the common stock on the date of the grant.  The exercise price of the non-qualified stock options may be equal to or more or less than the fair market value of the common stock on the date of the grant.  The incentive stock options vest 30% on the second anniversary of the grant date, 60% on the third anniversary of the grant date and 100% on the fourth anniversary of the grant date, and the non-qualified stock options vest 50% on the first anniversary of the grant date and 100% on the second anniversary of the grant date.   The options expire ten years from the grant date.  At September 30, 2011, the total remaining compensation cost to be recognized on non-vested options is approximately $330,000.  A summary of the status of these stock option plans is presented in the following table:
			Weighted-
			Average
		Weighted	Contractual
		Average	Remaining	Aggregate
		Exercisable	Term	Intrinsic
	Number	Price	(in years)	Value
Outstanding at December 31, 2010	520,900	$5.79	4.0 Years	$-
Granted	216,000	1.70	9.7 Years	-
Exercised	-	-
Forfeited	149,300	4.59
Outstanding at September 30, 2011	587,600	$4.63	6.0 Years	-
Options exercisable at September 30, 2011	296,915	$6.66		-

The weighted average grant date fair value of stock options granted during the nine months ended September 30, 2011 was $0.83.  This was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

Dividend yield	0.0%
Expected life	7.0 Years
Expected volatility	43.11%
Risk-free interest rate	2.81%

Board of Directors Plan -Cornerstone has a stock option plan under which members of the Board of Directors, at the formation of the Bank, were granted options to purchase a total of up to 600,000 shares of the Bank's common stock.  On October 15, 1997, the Bank stock options were converted to Cornerstone stock options.  Only non-qualified stock options may be granted under the plan.  The exercise price of each option equals the market price of Cornerstone’s stock on the date of grant and the maximum term is ten years.  Vesting is 50% on the first anniversary of the grant date and 100% on the second anniversary of the grant date.  At September 30, 2011, there was no remaining compensation cost to be recognized on non-vested options.  A summary of the status of this stock option plan is presented in the following table:

Weighted-
Average
		Weighted	Contractual
		Average	Remaining	Aggregate
		Exercisable	Term	Intrinsic
	Number	Price	(in years)	Value
Outstanding at December 31, 2010	100,250	$9.42	5.7 Years	$-
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at September 30, 2011	100,250	$9.42	5.0 Years	$-
Options exercisable at September 30, 2011	100,250	$9.42		-